Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	69 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Buffalo Blue Chip Growth Fund Investor Class
Average Annual Return, Percent	5.03%	17.81%		12.81%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Buffalo Blue Chip Growth Fund Institutional Class
Average Annual Return, Percent	5.16%	17.97%	13.67%
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Buffalo Early Stage Growth Fund Investor Class
Average Annual Return, Percent	(7.55%)	9.45%		6.42%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Buffalo Early Stage Growth Fund Institutional Class
Average Annual Return, Percent	(7.55%)	9.59%	4.11%
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Buffalo Flexible Allocation Fund Investor Class
Average Annual Return, Percent	5.17%	16.78%		8.18%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Buffalo Flexible Allocation Fund Institutional Class
Average Annual Return, Percent	5.28%	16.94%	10.17%
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Buffalo Growth Fund Investor Class
Average Annual Return, Percent	3.77%	15.80%		11.41%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Buffalo Growth Fund Institutional Class
Average Annual Return, Percent	3.84%	15.95%	11.47%
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Buffalo Growth & Income Fund Investor Class
Average Annual Return, Percent	7.13%	17.98%		11.11%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Buffalo Growth & Income Fund Institutional Class
Average Annual Return, Percent	7.30%	18.15%	12.98%
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Buffalo High Yield Fund Investor Class
Average Annual Return, Percent	7.29%	8.91%		5.13%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Buffalo High Yield Fund Institutional Class
Average Annual Return, Percent	7.45%	9.08%	6.11%
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Buffalo International Fund Investor Class
Average Annual Return, Percent	(2.19%)	10.87%		7.16%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Buffalo International Fund Institutional Class
Average Annual Return, Percent	(2.01%)	11.05%	6.71%
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Buffalo Mid Cap Discovery Fund Investor Class
Average Annual Return, Percent	(6.73%)	9.91%		7.74%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Buffalo Mid Cap Discovery Fund Institutional Class
Average Annual Return, Percent	(6.63%)	10.06%	5.55%
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Buffalo Mid Cap Growth Fund Investor Class
Average Annual Return, Percent	(3.72%)	11.21%		7.49%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Buffalo Mid Cap Growth Fund Institutional Class
Average Annual Return, Percent	(3.63%)	11.36%	7.88%
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Buffalo Small Cap Growth Fund Investor Class
Average Annual Return, Percent	(8.96%)	8.83%		7.26%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Buffalo Small Cap Growth Fund Institutional Class
Average Annual Return, Percent	(8.96%)	8.96%	5.11%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	7.22%	18.18%		11.80%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	7.76%	20.09%		15.12%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	7.22%	18.18%	12.79%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	7.76%	20.09%	16.32%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	7.22%	18.18%		11.80%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	(4.86%)	10.78%		6.14%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	7.22%	18.18%	12.79%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	(4.86%)	10.78%	4.92%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	7.22%	18.18%		11.80%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	7.22%	18.18%	12.79%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	7.22%	18.18%		11.80%
Russell 3000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Average Annual Return, Percent	7.18%	19.57%		14.55%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	7.22%	18.18%	12.79%
Russell 3000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Average Annual Return, Percent	7.18%	19.57%	15.65%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	7.22%	18.18%		11.80%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	7.82%	18.47%		12.18%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	7.22%	18.18%	12.79%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	7.82%	18.47%	13.23%
Bloomberg U.S. Universal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	5.24%	0.32%		1.83%
ICE BofA U.S. High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Average Annual Return, Percent	7.68%	7.26%		4.94%
Bloomberg U.S. Universal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	5.24%	0.32%	0.97%
ICE BofA U.S. High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Average Annual Return, Percent	7.68%	7.26%	4.37%
FTSE Global All Cap ex US Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Average Annual Return, Percent	6.25%	11.63%		5.53%
FTSE All-World ex US Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE All-World ex US Index
Average Annual Return, Percent	6.65%	11.67%		5.62%
FTSE Global All Cap ex US Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Average Annual Return, Percent	6.25%	11.63%	6.16%
FTSE All-World ex US Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE All-World ex US Index
Average Annual Return, Percent	6.65%	11.67%	6.32%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	7.22%	18.18%		11.80%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent	3.57%	14.86%		10.14%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	7.22%	18.18%	12.79%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent	3.57%	14.86%	9.71%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	7.22%	18.18%		11.80%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent	3.57%	14.86%		10.14%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	7.22%	18.18%	12.79%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent	3.57%	14.86%	9.71%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	7.22%	18.18%		11.80%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	(4.86%)	10.78%		6.14%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	7.22%	18.18%	12.79%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	(4.86%)	10.78%	4.92%